Incorporated herein by reference is a supplement to the prospectus of MFS Equity Opportunities Fund (formerly, MFS Sector Rotational Fund), a series of MFS Series Trust XII (File No. 333-126328), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 1, 2011 (SEC Accession No. 0000912938-11-000426).